Consolidated Income Statement (unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Revenue	$ 1,915	$ 12,201	$ 5,461	$ 31,455
Research & development	(12,441)	(14,379)	(45,957)	(40,922)
Manufacturing commercialization	(7,332)	(7,612)	(25,706)	(15,456)
Management and administration	(8,087)	(5,730)	(23,633)	(17,960)
Fair value remeasurement of contingent consideration	1,534	2,158	18,103	1,276
Other operating income and expenses	1,025	(442)	1,420	(67)
Finance costs	(3,227)	(3,414)	(7,193)	(9,814)
Loss before income tax	(26,613)	(17,218)	(77,505)	(51,488)
Income tax (expense)/benefit	98	1,955	754	6,158
Loss attributable to the owners of Mesoblast Limited	$ (26,515)	$ (15,263)	$ (76,751)	$ (45,330)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share	$ (4.39)	$ (2.84)	$ (12.99)	$ (8.66)
Diluted - losses per share	$ (4.39)	$ (2.84)	$ (12.99)	$ (8.66)